PROPERTY, PLANT AND EQUIPMENT - Net book value (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment at beginning of period	₽ 265,479
Property, plant and equipment at end of period	284,804	₽ 265,479
Amount of compensation from third parties	1,510	2,034	₽ 1,304
Network and base station equipment
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment at beginning of period	198,593
Property, plant and equipment at end of period	202,866	198,593
Land and buildings
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment at beginning of period	23,985
Property, plant and equipment at end of period	24,794	23,985
Office equipment, vehicles and other
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment at beginning of period	21,005
Property, plant and equipment at end of period	27,991	21,005
Construction in progress and equipment for installation
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment at beginning of period	21,896
Property, plant and equipment at end of period	29,153	21,896
Carrying value
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment at beginning of period	675,483	707,475	658,706
Additions	75,022	69,716	71,488
Arising on business combinations	588	697	5,376
Transfer to assets held for sale	3,402	1,018	2,444
Disposal	(43,400)	(30,575)	(28,971)
Disposal of subsidiary	(332)	(73,350)
Transfer of financial leasing			(10,234)
Other	736	727	(1,898)
Foreign exchange differences	3,375	1,811	15,452
Property, plant and equipment at end of period	708,070	675,483	707,475
Carrying value | Network and base station equipment
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment at beginning of period	560,889	593,133	566,358
Additions	(173)	4,162	2,777
Transferred into use	53,005	51,130	48,780
Arising on business combinations	578	484	123
Transfer to assets held for sale	2,890	1,573	752
Disposal	(38,293)	(26,870)	(25,963)
Disposal of subsidiary		(62,196)
Transfer of financial leasing			(10,124)
Other	(4)	730	(1,043)
Foreign exchange differences	2,286	1,889	12,977
Property, plant and equipment at end of period	575,398	560,889	593,133
Carrying value | Land and buildings
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment at beginning of period	34,561	33,834	25,024
Additions	434	39	4,887
Transferred into use	1,317	1,803	1,807
Arising on business combinations	4	32	3,912
Transfer to assets held for sale	475	(555)	1,656
Disposal	(447)	(428)	(322)
Disposal of subsidiary		(2,128)
Other	675	1,042	(536)
Foreign exchange differences	495	(188)	718
Property, plant and equipment at end of period	36,564	34,561	33,834
Carrying value | Office equipment, vehicles and other
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment at beginning of period	57,373	54,287	47,830
Additions	729	1,117	777
Transferred into use	12,286	12,919	5,939
Arising on business combinations	6	177	1,323
Transfer to assets held for sale	34		36
Disposal	(4,405)	(3,091)	(2,712)
Disposal of subsidiary	(314)	(6,966)
Transfer of financial leasing			(110)
Other	30	(1,125)	(319)
Foreign exchange differences	520	55	1,595
Property, plant and equipment at end of period	66,191	57,373	54,287
Carrying value | Construction in progress and equipment for installation
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment at beginning of period	22,660	26,221	19,494
Additions	74,032	64,398	63,047
Transferred into use	(66,608)	(65,852)	(56,526)
Arising on business combinations		4	18
Transfer to assets held for sale	3
Disposal	(255)	(186)	26
Disposal of subsidiary	(18)	(2,060)
Other	35	80
Foreign exchange differences	74	55	162
Property, plant and equipment at end of period	29,917	22,660	26,221
Accumulated amortisation and impairment
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment at beginning of period	(410,004)	(431,032)	(395,643)
Charge for the year	(50,069)	(54,117)	(55,123)
Arising on business combinations		(399)	(1,303)
Impairment			512
Transfer to assets held for sale	(2,038)	(685)	(715)
Disposal	37,566	29,128	27,755
Disposal of subsidiary	236	47,313
Transfer of financial leasing			2,111
Other	(172)	(950)	884
Foreign exchange differences	(2,861)	(632)	(10,940)
Property, plant and equipment at end of period	(423,266)	(410,004)	(431,032)
Accumulated amortisation and impairment | Network and base station equipment
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment at beginning of period	(362,296)	(380,014)	(348,759)
Charge for the year	(43,220)	(47,905)	(50,056)
Arising on business combinations		(290)	(13)
Transfer to assets held for sale	(1,899)	(762)	(223)
Disposal	33,058	26,163	25,116
Disposal of subsidiary		40,717
Transfer of financial leasing			2,070
Other	(5)	(962)	553
Foreign exchange differences	(1,968)	(767)	(9,148)
Property, plant and equipment at end of period	(372,532)	(362,296)	(380,014)
Accumulated amortisation and impairment | Land and buildings
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment at beginning of period	(10,576)	(10,217)	(9,421)
Charge for the year	(1,153)	(1,148)	(941)
Arising on business combinations		(5)	(368)
Impairment			361
Transfer to assets held for sale	(146)	76	(455)
Disposal	343	256	175
Disposal of subsidiary		1,056
Other	(133)	(616)	22
Foreign exchange differences	(397)	174	(500)
Property, plant and equipment at end of period	(11,770)	(10,576)	(10,217)
Accumulated amortisation and impairment | Office equipment, vehicles and other
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment at beginning of period	(36,368)	(40,037)	(36,699)
Charge for the year	(5,696)	(5,064)	(4,126)
Arising on business combinations		(104)	(922)
Impairment			151
Transfer to assets held for sale	7	1	(37)
Disposal	4,165	2,709	2,464
Disposal of subsidiary	236	5,540
Transfer of financial leasing			41
Other	(34)	628	309
Foreign exchange differences	(496)	(39)	(1,292)
Property, plant and equipment at end of period	(38,200)	(36,368)	(40,037)
Accumulated amortisation and impairment | Construction in progress and equipment for installation
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment at beginning of period	(764)	(764)	(764)
Property, plant and equipment at end of period	₽ (764)	₽ (764)	₽ (764)